Financial result (Tables)	12 Months Ended
Dec. 31, 2022
Financial result
Schedule of financial result

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
Finance expense	(6,749)	(2,601)	(2,589)
Interest expense on lease liability	(311)	(149)	(167)
Interest expense from revaluation of long-term debt	(2,830)	(2,150)	(1,602)
Expense from revaluation of derivative financial instruments	(2,827)	--	(808)
Fair value valuation of financial assets	(773)	(291)	(10)
Other	(8)	(11)	(2)
Finance income	620	924	184
Payout of bond funds	81	96	78
Income from revaluation of derivative financial instruments	516	752	93
Fair value valuation of financial assets	--	--	--
Other	23	76	13
Financial result	(6,129)	(1,677)	(2,405)